Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	COSCIENS Biopharma Inc.
Entity Central Index Key	0001113423
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	c/o Borden Ladner Gervais, LLP
Entity Address, Address Line Two	22 Adelaide Street West
Entity Address, Address Line Three	Suite 3400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 4E3
Title of 12(g) Security	Common Shares
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,183,330
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1208
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statement of financial position of COSCIENS Biopharma Inc. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related changes in shareholders’ equity, consolidated statements of loss and comprehensive loss, and cash flows, for each of the two years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and its financial performance and its cash flow for each of the two years in the period ended December 31, 2025, in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).
Auditor Name	Deloitte LLP
Auditor Location	Montreal, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o Borden Ladner Gervais, LLP,
Entity Address, Address Line Two	22 Adelaide Street West
Entity Address, Address Line Three	Suite 3400
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 4E3
City Area Code	(843)
Local Phone Number	900-3223
Contact Personnel Name	Peter Puccetti